Net Loss Per Share - Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
LendingClub net loss	$ (1,696,579)		$ (984,549)							$ (3,252,501)	$ 3,185,760	$ (4,728,869)	$ (5,698,198)
LendingClub Corp [Member]
LendingClub net loss	$ (6,530,000)	$ (32,269,000)	$ (36,486,000)	$ (81,351,000)	$ 4,137,000	$ 4,569,000	$ 950,000	$ (4,140,000)	$ (6,374,000)	$ (61,828,000)	$ (113,700,000)	$ (145,969,000)	$ (4,995,000)	$ (32,894,000)
Weighted average common shares - Basic	412,778,995	395,877,053	391,453,316	382,893,402	380,266,636	378,631,340	375,982,120	372,841,945	371,959,312	406,633,850	385,037,334	387,762,072	374,872,118	75,573,742
Weighted average common shares - Diluted	412,778,995	395,877,053	391,453,316	382,893,402	392,397,825	402,634,010	401,934,880	372,841,945	371,959,312	406,633,850	385,037,334	387,762,072	374,872,118	75,573,742
Net income(loss) per share: Basic	$ (0.02)	$ (0.08)	$ (0.09)	$ (0.21)	$ 0.01	$ 0.01	$ 0.00	$ (0.01)	$ (0.02)	$ (0.15)	$ (0.30)	$ (0.38)	$ (0.01)	$ (0.44)
Net income(loss) per share: Diluted	$ (0.02)	$ (0.08)	$ (0.09)	$ (0.21)	$ 0.01	$ 0.01	$ 0.00	$ (0.01)	$ (0.02)	$ (0.15)	$ (0.30)	$ (0.38)	$ (0.01)	$ (0.44)